FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap	$ 67
Unrealized gains (losses)	200
TPSCo [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount	36,000	$ 0
Fair value of derivative liabilities	682	0
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures	245,000	97,000
Carrying amount	169,000	52,000
Fair value liability face amount	96,000	38,000
Fair value of derivative liabilities	$ 294	$ 67